Share based compensation (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sharebased compensation
Opening Balance	2,420,104	0
Granted	400,000	2,820,104
Forfeited	(100,000)
Converted to Class B Common shares	(2,720,104)	(400,000)
Closing Balance	0	2,420,104